Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	[1]	kr 1,362	kr 2,416
Treasuries/government bonds		8,344	11,117
Other interest-bearing securities except loans		53,906	48,665
Loans in the form of interest-bearing securities		43,627	36,781
Loans to credit institutions		27,010	27,725
Loans to the public		163,848	161,094
Derivatives		6,968	6,529
Tangible and intangible assets		134	69
Other assets		9,334	4,980
Prepaid expenses and accrued revenues		2,747	2,657
Deferred tax assets		16
Total assets		317,296	302,033
Liabilities and equity
Borrowing from credit institutions		3,678	2,247
Debt securities issued		269,339	255,600
Derivatives		20,056	21,934
Other liabilities		2,466	1,069
Accrued expenses and prepaid revenues		2,582	2,583
Deferred tax liabilities			276
Provisions		93	85
Total liabilities		298,214	283,794
Share capital		3,990	3,990
Reserves		(143)	(153)
Retained earnings		15,235	14,402
Total equity	[2],[3]	19,082	18,239
Total liabilities and equity		kr 317,296	kr 302,033

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.
[2]	See note 22.
[3]	The entire equity is attributable to the shareholder of the Parent Company.